INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On March 1, 2022, the Company consummated its IPO of 7,000,000 Units. On March 3, 2022, 1,050,000 additional Units were issued pursuant to the underwriters’ full exercise of their over-allotment option. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $80,500,000.

NOTE 3. INITIAL PUBLIC OFFERING

On March 1, 2022, the Company consummated its IPO of 7,000,000 Units. On March 3, 2022, 1,050,000 additional Units were issued pursuant to the underwriters’ full exercise of their over-allotment option. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $80,500,000.